Reinsurance (Reinsurance recoverables by reinsurer) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Reinsurance recoverables by reinsurer
Reinsurance recoverable	$ 415,544	$ 450,234
Percentage of total reinsurance recoverable	100.00%	100.00%
Reinsurance (Textuals) [Abstract]
Incurred but not reported recoverable	231,129	196,840
Reinsurance Recoverables, Allowance	4,755	5,794
A Minus Or Better Rating [Member]
Reinsurance recoverables by reinsurer
Percentage of total reinsurance recoverable	98.00%	96.70%
Top 10 reinsurers [Member]
Reinsurance recoverables by reinsurer
Reinsurance recoverable	312,205	340,938
Percentage of total reinsurance recoverable	75.10%	75.70%
Top 10 reinsurers [Member] | Swiss Re [Member] | AA- [Member]
Reinsurance recoverables by reinsurer
Reinsurance recoverable	70,848	20,022
Percentage of total reinsurance recoverable	17.00%	4.50%
Top 10 reinsurers [Member] | Lloyds Syndicates [Member] | A (plus) [Member]
Reinsurance recoverables by reinsurer
Reinsurance recoverable	62,318	73,398
Percentage of total reinsurance recoverable	15.00%	16.30%
Top 10 reinsurers [Member] | Everest Re [Member] | A (plus) [Member]
Reinsurance recoverables by reinsurer
Reinsurance recoverable	51,425	48,113
Percentage of total reinsurance recoverable	12.40%	10.70%
Top 10 reinsurers [Member] | Hannover Re [Member] | AA- [Member]
Reinsurance recoverables by reinsurer
Reinsurance recoverable	40,927	41,483
Percentage of total reinsurance recoverable	9.80%	9.20%
Top 10 reinsurers [Member] | Fully Collateralized Reinsurers [Member] | NR [Member]
Reinsurance recoverables by reinsurer
Reinsurance recoverable	23,315	36,683
Percentage of total reinsurance recoverable	5.60%	8.10%
Top 10 reinsurers [Member] | Munich Re [Member] | AA- [Member]
Reinsurance recoverables by reinsurer
Reinsurance recoverable	19,384	12,360
Percentage of total reinsurance recoverable	4.70%	2.70%
Top 10 reinsurers [Member] | Transatlantic Re [Member] | A (plus) [Member]
Reinsurance recoverables by reinsurer
Reinsurance recoverable	12,418	14,114
Percentage of total reinsurance recoverable	3.00%	3.10%
Top 10 reinsurers [Member] | XL Re [Member] | A (plus) [Member]
Reinsurance recoverables by reinsurer
Reinsurance recoverable	11,114	13,300
Percentage of total reinsurance recoverable	2.70%	3.00%
Top 10 reinsurers [Member] | Berkshire Hathaway Homestate [Member] | AA (plus) [Member]
Reinsurance recoverables by reinsurer
Reinsurance recoverable	10,372
Percentage of total reinsurance recoverable	2.50%
Top 10 reinsurers [Member] | Merrimack Mutual Fire Insurance [Member] | A (plus) [Member]
Reinsurance recoverables by reinsurer
Reinsurance recoverable	10,084
Percentage of total reinsurance recoverable	2.40%
Top 10 reinsurers [Member] | National Indemnity [Member] | AA (plus) [Member]
Reinsurance recoverables by reinsurer
Reinsurance recoverable		51,037
Percentage of total reinsurance recoverable		11.30%
Top 10 reinsurers [Member] | Third Point Re [Member] | A- Rating [Member]
Reinsurance recoverables by reinsurer
Reinsurance recoverable		30,428
Percentage of total reinsurance recoverable		6.80%
Other Reinsurers Balances Greater Than One Million Dollars [Member]
Reinsurance recoverables by reinsurer
Reinsurance recoverable	94,247	100,784
Percentage of total reinsurance recoverable	22.70%	22.40%
Other Reinsurers Balances Less Than One Million Dollars [Member]
Reinsurance recoverables by reinsurer
Reinsurance recoverable	$ 9,092	$ 8,512
Percentage of total reinsurance recoverable	2.20%	1.90%